Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Successor [Member]
Schedule of Other Current Liabilities [Line Items]
Accrued lease operating expenses	$ 10,098
Ad Valorem payable	2,280
Accrued interest	353
Excise tax payable	1,303
Dividends payable	2,507
General and administrative	3,814
Other	735
Total other current liabilities	$ 21,090
Predecessor [Member]
Schedule of Other Current Liabilities [Line Items]
Accrued lease operating expenses		$ 8,017
Ad Valorem payable		4,106
Accrued interest		3,750
Excise tax payable
Dividends payable
General and administrative		7,022
Other		137
Total other current liabilities		$ 23,032